(Loss) earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Schedule of Earnings per share

	Year ended December 31, 2025
	Loss for the year	Basic and diluted - Weighted average number of ordinary shares outstanding	Basic and diluted - Loss per share (in dollars)
Loss attributable to the parent	$(20,173,616)	16,365,798	$(1.23)

	Year ended December 31, 2024
	Profit for the year	Basic and diluted - Weighted average number of ordinary shares outstanding	Basic and diluted - Earnings per share (in dollars)
Profit attributable to the parent	$1,104,213	15,762,887	$0.07

	Year ended December 31, 2023
	Profit for the year	Basic and diluted - Weighted average number of ordinary shares outstanding	Basic and diluted - Earnings per share (in dollars)
Profit attributable to the parent	$1,418,643	15,762,887	$0.09